Nuveen Floating Rate Income Fund
Portfolio of Investments April 30, 2023
(Unaudited)
JFR
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
LONG-TERM INVESTMENTS - 166.2%   (100.0% of Total Investments)
X 702,825,403 VARIABLE RATE SENIOR LOAN INTERESTS - 135.6% (81.6% of Total Investments) (2)
X 702,825,403
Aerospace & Defense - 1.0% (0.6% of Total Investments)
$ 2,178 TransDigm, Inc., Term Loan H 8.148% SOFR90A 3.250% 2/22/27 Ba3 $ 2,182,791
2,949 TransDigm, Inc., Term Loan I 8.148% SOFR90A 3.250% 8/24/28 Ba3 2,950,068
Total Aerospace & Defense 5,132,859
Automobile Components - 1.0% (0.6% of Total Investments)
522 Adient US LLC, Term Loan B 8.268% 1-Month LIBOR 3.250% 4/08/28 BB+ 522,844
1,370 Clarios Global LP, Term Loan
, (WI/DD)
TBD TBD TBD TBD B+ 1,369,424
2,959 Clarios Global LP, Term Loan
B
8.275% 1-Month LIBOR 3.250% 4/30/26 B+ 2,956,068
381 DexKo Global Inc., Term
Loan B
8.909% 3-Month LIBOR 3.750% 10/04/28 B2 363,619
Total Automobile Components 5,211,955
Beverages - 1.8% (1.1% of Total Investments)
1,525 Arterra Wines Canada, Inc.,
Term Loan
8.659% 3-Month LIBOR 3.500% 11/25/27 B 1,492,656
1,699 City Brewing Company, LLC,
Term Loan
8.760% 3-Month LIBOR 3.500% 4/05/28 CCC 706,394
1,758 Naked Juice LLC, Term Loan 8.248% SOFR90A 3.250% 1/20/29 B2 1,572,915
328 Naked Juice LLC, Term Loan,
Second Lien
10.998% SOFR90A 6.000% 1/20/30 CCC 253,321
2,868 Sunshine Investments B.V.,
Term Loan
9.011% SOFR90A 4.250% 5/05/29 B+ 2,851,681
2,712 Triton Water Holdings, Inc,
Term Loan
8.659% 3-Month LIBOR 3.500% 3/31/28 B 2,576,961
Total Beverages 9,453,928
Biotechnology - 0.7% (0.4% of Total Investments)
3,511 Grifols Worldwide
Operations USA, Inc., Term
Loan B
7.025% 1-Month LIBOR 2.000% 11/15/27 BB+ 3,423,168
Total Biotechnology 3,423,168
Broadline Retail - 0.1% (0.1% of Total Investments)
459 Belk, Inc., Term Loan 12.458% 1-Month LIBOR 7.500% 7/31/25 CCC 389,868
2,254 Belk, Inc., Term Loan , (cash
5.000%, PIK 8.000%)
13.000% 3-Month LIBOR 13.000% 7/31/25 C 371,932
Total Broadline Retail 761,800
Building Products - 1.8% (1.1% of Total Investments)
4,258 Chamberlain Group Inc,
Term Loan B
8.275% 1-Month LIBOR 3.250% 10/22/28 B 4,140,002
460 Cornerstone Building
Brands, Inc., Term Loan B
8.240% TSFR1M 3.250% 4/12/28 B 418,156
461 Griffon Corporation, Term
Loan B
7.548% SOFR90A 2.500% 1/19/29 BB 460,904
3,169 Quikrete Holdings, Inc., Term
Loan, First Lien
7.650% 1-Month LIBOR 2.625% 1/31/27 Ba2 3,155,630
906 Standard Industries Inc.,
Term Loan B
7.329% TSFR1M 2.250% 9/22/28 BBB- 905,085
443 Zurn Holdings, Inc., Term
Loan B
7.025% 1-Month LIBOR 2.000% 10/04/28 BB+ 443,535
Total Building Products 9,523,312

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JFR
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Capital Markets - 0.4% (0.2% of Total Investments)
$ 1,928 Motion Finco Sarl, Term Loan
B1 , (DD1)
8.409% 3-Month LIBOR 3.250% 11/04/26 B $ 1,904,902
Total Capital Markets 1,904,902
Chemicals - 3.0% (1.8% of Total Investments)
794 ASP Unifrax Holdings Inc,
Term Loan B
8.909% 3-Month LIBOR 3.750% 12/12/25 BB 734,831
231 Avient Corporation, Term
Loan B
8.295% SOFR90A 3.250% 8/29/29 BB+ 231,705
1,900 Axalta Coating Systems
Dutch Holding B B.V, Term
Loan B
8.068% SOFR90A 3.000% 12/08/29 BBB- 1,908,018
630 Diamond (BC) B.V., Term
Loan B
7.952% SOFR30A +
SOFR90A
2.750% 9/29/28 Ba3 629,705
2,214 Discovery Purchaser
Corporation, Term Loan
9.284% TSFR3M 4.375% 8/03/29 B- 2,125,651
240 Eco Services Operations
Corp, Term Loan , (WI/DD)
TBD TBD TBD TBD BB- 239,128
1,000 H.B. Fuller Company, Term
Loan B
7.482% SOFR30A 2.500% 2/08/30 BBB- 1,006,565
650 INEOS Quattro Holdings UK
Ltd, Term Loan
8.832% SOFR30A 3.750% 3/03/30 BB 650,000
1,015 INEOS Styrolution US
Holding LLC, Term Loan B
7.847% 1-Month LIBOR 2.750% 1/29/26 BB+ 1,011,802
1,800 Ineos US Finance LLC, Term
Loan B
8.568% SOFR90A 3.500% 2/09/30 BB 1,798,497
247 Kraton Corporation, Term
Loan
8.544% SOFR90A 3.250% 3/15/29 BB 247,522
280 Starfruit Finco B.V, Term Loan 8.990% SOFR90A 4.000% 3/03/28 B+ 279,650
1,855 Starfruit Finco B.V, Term
Loan B
7.895% SOFR90A 2.750% 10/01/25 BB- 1,851,084
2,920 Trinseo Materials Operating
S.C.A., Term Loan , (DD1)
7.025% 1-Month LIBOR 2.000% 9/09/24 Ba2 2,885,815
Total Chemicals 15,599,973
Commercial Services & Supplies - 3.1% (1.9% of Total Investments)
1,707 Amentum Government
Services Holdings LLC, Term
Loan
8.898% SOFR90A 4.000% 2/07/29 B 1,643,084
798 Anticimex International AB,
Term Loan B1
8.453% 3-Month LIBOR 3.500% 11/16/28 B 791,329
1,781 Covanta Holding
Corporation, Term Loan B
7.496% SOFR30A 2.500% 11/30/28 Ba1 1,774,703
135 Covanta Holding
Corporation, Term Loan C
7.496% SOFR30A 2.500% 11/30/28 Ba1 134,768
1,058 Garda World Security
Corporation, Term Loan B
9.296% SOFR30A 4.250% 10/30/26 BB+ 1,057,642
2,338 GFL Environmental Inc.,
Term Loan
8.145% SOFR30A 3.000% 5/31/27 BB- 2,342,735
985 Herman Miller, Inc, Term
Loan B
7.097% SOFR30A 2.000% 7/19/28 BB+ 963,453
3,452 Prime Security Services
Borrower, LLC, Term Loan ,
(DD1)
7.608% 3-Month LIBOR 2.750% 9/23/26 BB- 3,450,626
562 Vertical US Newco Inc, Term
Loan B
8.602% 6-Month LIBOR 3.500% 7/31/27 B+ 549,645
2,241 West Corporation, Term
Loan B3
9.068% SOFR90A 4.000% 4/10/27 B1 2,023,923
1,211 WIN Waste Innovations
Holdings, Inc., Term Loan B
7.847% SOFR30A 2.750% 3/25/28 B 1,153,632
Total Commercial Services & Supplies 15,885,540

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Communications Equipment - 2.7% (1.6% of Total Investments)
$ 483 Avaya, Inc., Term Loan B (5) 9.090% 1-Month LIBOR 4.250% 12/15/27 D $ 115,920
3,299 CommScope, Inc., Term
Loan B , (DD1)
8.275% 1-Month LIBOR 3.250% 4/04/26 B1 3,064,335
2,454 Delta TopCo, Inc., Term
Loan B
8.656% TSFR3M 3.750% 12/01/27 B2 2,353,376
755 EOS Finco Sarl, Term Loan 10.909% TSFR3M 6.000% 8/03/29 B 751,157
4,858 Maxar Technologies Ltd.,
Term Loan B
9.332% SOFR90A 4.250% 6/09/29 B+ 4,858,288
1,434 MLN US HoldCo LLC, Term
Loan
11.782% TSFR3M 6.700% 10/18/27 CCC+ 824,477
2,468 MLN US HoldCo LLC, Term
Loan, First Lien
9.557% 3-Month LIBOR 4.500% 11/30/25 CCC- 681,858
2,490 Riverbed Technology,
Inc., Exit Term Loan , (cash
7.000%, PIK 2.000%)
2.000% 3-Month LIBOR 2.000% 12/07/26 Caa3 778,760
744 ViaSat, Inc., Term Loan 9.597% SOFR30A 4.500% 3/04/29 BB+ 724,556
Total Communications Equipment 14,152,727
Construction & Engineering - 0.7% (0.4% of Total Investments)
267 Aegion Corporation, Term
Loan
9.775% 1-Month LIBOR 4.750% 5/17/28 B 262,915
1,314 Centuri Group, Inc, Term
Loan B
7.294% 1 + 3 Month
LIBOR
2.500% 8/27/28 Ba2 1,305,534
1,432 Osmose Utilities Services,
Inc., Term Loan
8.275% 1-Month LIBOR 3.250% 6/22/28 B 1,389,418
540 Pike Corporation, Term Loan
B
8.097% 1-Month LIBOR 3.000% 1/21/28 Ba3 538,861
Total Construction & Engineering 3,496,728
Consumer Finance - 0.8% (0.5% of Total Investments)
3,986 Fleetcor Technologies
Operating Company, LLC,
Term Loan B4
6.775% 1-Month LIBOR 1.750% 4/30/28 BB+ 3,950,384
Total Consumer Finance 3,950,384
Consumer Staples Distribution & Retail - 0.7% (0.4% of Total Investments)
2,357 US Foods, Inc., Term Loan B
, (DD1)
7.025% 1-Month LIBOR 2.000% 9/13/26 BB 2,354,520
1,230 US Foods, Inc., Term Loan B 7.775% 1-Month LIBOR 2.750% 11/22/28 BB 1,233,008
Total Consumer Staples Distribution & Retail 3,587,528
Containers & Packaging - 2.8% (1.7% of Total Investments)
2,602 Berry Global, Inc., Term
Loan Z
6.640% 1-Month LIBOR 1.750% 7/01/26 BBB- 2,599,490
1,540 Charter NEX US, Inc., Term
Loan
8.847% SOFR30A 3.750% 12/01/27 B 1,521,881
2,712 Clydesdale Acquisition
Holdings Inc, Term Loan B
9.257% SOFR30A 4.175% 3/30/29 B 2,654,535
130 Klockner-Pentaplast of
America, Inc., Term Loan B
10.129% SOFR180A 4.750% 2/09/26 B2 119,568
2,373 Reynolds Group Holdings
Inc. , Term Loan B , (DD1)
8.347% SOFR30A 3.250% 9/24/28 B+ 2,352,935
1,460 Reynolds Group Holdings
Inc. , Term Loan B2
8.347% SOFR30A 3.250% 2/05/26 B+ 1,458,346
3,756 TricorBraun Holdings, Inc.,
Term Loan
8.275% 1-Month LIBOR 3.250% 3/03/28 B2 3,672,269
Total Containers & Packaging 14,379,024

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JFR
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Diversified Consumer Services - 0.5% (0.3% of Total Investments)
$ 826 GT Polaris, Inc., Term Loan 9.023% 1-Month LIBOR 3.750% 9/24/27 BB- $ 769,628
2,313 Spin Holdco Inc., Term Loan 8.986% 3-Month LIBOR 4.000% 3/04/28 B- 1,915,144
Total Diversified Consumer Services 2,684,772
Diversified Financial Services - 0.0% (0.0% of Total Investments)
1,995 Ditech Holding Corporation,
Term Loan (5)
0.000% N/A N/A 12/19/22 N/R 119,674
Total Diversified Financial Services 119,674
Diversified Telecommunication Services - 3.0% (1.8% of Total Investments)
1,746 Altice France S.A., Term Loan
B12
8.948% 3-Month LIBOR 3.688% 1/31/26 B2 1,687,300
5,791 Altice France S.A., Term Loan
B13
8.864% 3-Month LIBOR 4.000% 8/14/26 B2 5,633,657
1,942 CenturyLink, Inc., Term Loan
B
7.347% SOFR30A 2.250% 3/15/27 BB 1,327,483
1,512 Connect Finco Sarl, Term
Loan B
8.530% 1-Month LIBOR 3.500% 12/12/26 B+ 1,505,860
1,067 Cyxtera DC Holdings, Inc.,
Term Loan B
8.068% 3-Month LIBOR 3.000% 5/01/24 CCC+ 800,621
3,936 Frontier Communications
Corp., Term Loan B
8.813% 1-Month LIBOR 3.750% 10/08/27 BB+ 3,771,392
750 Zayo Group Holdings, Inc.,
Term Loan , (WI/DD)
TBD TBD TBD TBD B2 612,079
Total Diversified Telecommunication Services 15,338,392
Electric Utilities - 0.8% (0.5% of Total Investments)
1,153 ExGen Renewables IV, LLC,
Term Loan
7.460% 3-Month LIBOR 2.500% 12/15/27 BB- 1,149,847
751 Pacific Gas & Electric
Company, Term Loan
8.025% 1-Month LIBOR 3.000% 6/23/25 BB+ 751,675
2,455 Talen Energy Supply, LLC,
Term Loan B (5)
8.775% 1-Month LIBOR 3.750% 7/08/26 N/R 2,502,345
Total Electric Utilities 4,403,867
Electronic Equipment, Instruments & Components - 1.0% (0.6% of Total Investments)
1,792 II-VI Incorporated, Term
Loan B
7.847% SOFR30A 2.750% 7/01/29 BBB- 1,788,049
1,995 Ingram Micro Inc., Term
Loan B
8.659% 3-Month LIBOR 3.500% 7/02/28 BB+ 1,958,273
1,633 TTM Technologies, Inc., Term
Loan
7.348% 1-Month LIBOR 2.500% 9/28/24 BB+ 1,635,532
Total Electronic Equipment, Instruments & Components 5,381,854
Entertainment - 1.4% (0.8% of Total Investments)
2,208 AMC Entertainment
Holdings, Inc. , Term Loan B
7.946% 1-Month LIBOR 3.000% 4/22/26 B- 1,698,623
5,092 Crown Finance US, Inc., Term
Loan , (DD1)(5)
0.000% N/A N/A 2/28/25 D 940,210
675 Crown Finance US, Inc., Term
Loan (5)
0.000% N/A N/A 9/20/26 D 124,629
1,387 Diamond Sports Group, LLC,
Term Loan, Second Lien (5)
8.167% SOFR90A 3.250% 8/24/26 N/R 91,037
646 Lions Gate Capital Holdings
LLC, Term Loan B
7.275% 1-Month LIBOR 2.250% 3/24/25 Ba2 638,131
1,144 Springer Nature
Deutschland GmbH, Term
Loan B18
8.159% 3-Month LIBOR 3.000% 8/14/26 BB+ 1,145,216
891 Univision Communications
Inc., Term Loan C5
7.775% 1-Month LIBOR 2.750% 3/15/24 B+ 892,638

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Entertainment (continued)
$ 1,560 Virgin Media Bristol LLC,
Term Loan Q
8.198% 1-Month LIBOR 3.250% 1/31/29 BB+ $ 1,546,787
Total Entertainment 7,077,271
Financial Services - 1.7% (1.0% of Total Investments)
2,402 Avaya, Inc., Term Loan B2 (5) 8.840% 1-Month LIBOR 4.000% 12/15/27 D 606,587
2,279 Avolon TLB Borrower 1 (US)
LLC, Term Loan B3
6.703% 1-Month LIBOR 1.750% 1/15/25 Baa2 2,274,447
4,273 Avolon TLB Borrower 1 (US)
LLC, Term Loan B4
6.453% 1-Month LIBOR 1.500% 2/12/27 Baa2 4,210,982
1,825 Trans Union, LLC, Term Loan
B6
7.275% 1-Month LIBOR 2.250% 12/01/28 BBB- 1,822,470
Total Financial Services 8,914,486
Food Products - 1.2% (0.7% of Total Investments)
1,699 8th Avenue Food &
Provisions, Inc., Term Loan,
First Lien , (DD1)
8.775% 1-Month LIBOR 3.750% 10/01/25 CCC+ 1,506,507
1,154 CHG PPC Parent LLC, Term
Loan
8.063% 1-Month LIBOR 3.000% 12/08/28 B1 1,146,142
1,133 Froneri International Ltd.,
Term Loan
7.409% 3-Month LIBOR 2.250% 1/31/27 B+ 1,121,193
273 H Food Holdings LLC, Term
Loan B
8.712% 1-Month LIBOR 3.688% 5/31/25 B2 217,186
1,129 Sycamore Buyer LLC, Term
Loan B
7.347% SOFR30A 2.250% 7/22/29 BB+ 1,096,151
1,079 UTZ Quality Foods, LLC,
Term Loan B
8.097% SOFR30A 3.000% 1/20/28 B1 1,077,622
Total Food Products 6,164,801
Ground Transportation - 2.7% (1.6% of Total Investments)
1,206 First Student Bidco Inc, Term
Loan B
8.143% 3-Month LIBOR 3.000% 7/21/28 BB+ 1,152,333
451 First Student Bidco Inc, Term
Loan C
8.143% 3-Month LIBOR 3.000% 7/21/28 BB+ 430,561
2,425 Genesee & Wyoming Inc.
(New), Term Loan
6.998% SOFR90A 2.000% 12/30/26 BB+ 2,420,235
2,008 Hertz Corporation, (The),
Term Loan B , (DD1)
5.653% 3-Month LIBOR 3.250% 6/30/28 BB+ 2,004,762
386 Hertz Corporation, (The),
Term Loan C , (DD1)
5.653% 3-Month LIBOR 3.250% 6/30/28 BB+ 384,897
5,287 Uber Technologies, Inc.,
Term Loan B
7.870% TSFR3M 2.750% 3/03/30 Ba2 5,276,546
2,166 XPO Logistics, Inc., Term
Loan B
6.621% 1-Month LIBOR 1.750% 2/24/25 BBB- 2,165,252
Total Ground Transportation 13,834,586
Health Care Equipment & Supplies - 6.2% (3.7% of Total Investments)
9,603 Bausch & Lomb, Inc., Term
Loan
8.457% SOFR90A 3.250% 5/05/27 BB- 9,361,002
2,584 Carestream Health, Inc.,
Term Loan
12.498% SOFR90A 7.500% 9/30/27 B- 1,869,093
2,949 CNT Holdings I Corp, Term
Loan
8.459% SOFR90A 3.500% 11/08/27 B 2,924,548
613 Embecta Corp, Term Loan B 7.791% SOFR180A 3.000% 1/27/29 Ba3 605,647
1,054 ICU Medical, Inc., Term Loan
B
7.548% SOFR90A 2.500% 12/14/28 BBB- 1,046,110
737 Insulet Corporation, Term
Loan B
8.347% SOFR30A 3.250% 5/04/28 Ba3 737,336

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JFR
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Health Care Equipment & Supplies (continued)
$ 13,159 Medline Borrower, LP, Term
Loan B
8.275% SOFR30A 3.250% 10/21/28 BB- $ 12,790,698
2,385 Viant Medical Holdings, Inc.,
Term Loan, First Lien
8.775% 1-Month LIBOR 3.750% 7/02/25 B3 2,246,367
892 Vyaire Medical, Inc., Term
Loan B
9.943% 3-Month LIBOR 4.750% 4/16/25 Caa1 645,545
Total Health Care Equipment & Supplies 32,226,346
Health Care Providers & Services - 9.1% (5.5% of Total Investments)
2,955 AHP Health Partners, Inc.,
Term Loan B
8.525% 1-Month LIBOR 3.500% 8/23/28 B1 2,953,153
1,621 DaVita, Inc. , Term Loan B ,
(DD1)
6.847% 1-Month LIBOR 1.750% 8/12/26 BBB- 1,608,751
352 Element Materials
Technology Group US
Holdings Inc., Term Loan
9.248% SOFR90A 4.250% 4/12/29 B1 347,864
162 Element Materials
Technology Group US
Holdings Inc., Term Loan
9.248% SOFR90A 4.250% 4/12/29 B1 160,552
672 Gainwell Acquisition Corp.,
Term Loan B
8.998% SOFR90A 4.000% 10/01/27 BB- 649,648
651 Global Medical Response,
Inc., Term Loan , (DD1)
9.203% 2-Month LIBOR 4.250% 3/14/25 B3 404,773
4,205 Global Medical Response,
Inc., Term Loan B
9.236% 3-Month LIBOR 4.250% 10/02/25 B3 2,624,858
5,038 ICON Luxembourg S.A.R.L.,
Term Loan
7.410% SOFR90A 2.250% 7/01/28 BB+ 5,042,164
991 Medical Solutions Holdings,
Inc., Term Loan, First Lien
8.240% TSFR3M 3.250% 11/01/28 B1 956,342
1,628 National Mentor Holdings,
Inc., Term Loan
8.790% SOFR30A +
SOFR90A
3.750% 3/02/28 B- 1,253,856
25 National Mentor Holdings,
Inc., Term Loan C
8.748% SOFR90A 3.750% 3/02/28 B- 18,914
1,936 Onex TSG Intermediate
Corp., Term Loan B
10.057% 3-Month LIBOR 4.750% 2/26/28 B 1,740,163
9,264 Parexel International
Corporation, Term Loan, First
Lien
8.275% 1-Month LIBOR 3.250% 11/15/28 B1 9,119,108
2,247 Phoenix Guarantor Inc, Term
Loan B
8.275% 1-Month LIBOR 3.250% 3/05/26 B1 2,215,394
1,960 Phoenix Guarantor Inc, Term
Loan B3
8.525% 1-Month LIBOR 3.500% 3/05/26 B1 1,935,500
1,131 RegionalCare Hospital
Partners Holdings, Inc., Term
Loan B
9.023% 3-Month LIBOR 3.750% 11/16/25 B1 1,066,928
4,343 Select Medical Corporation,
Term Loan B
7.530% 1-Month LIBOR 2.500% 3/06/25 Ba2 4,337,842
7,347 Surgery Center Holdings,
Inc., Term Loan
8.698% 1-Month LIBOR 3.750% 8/31/26 B1 7,340,349
1,124 Team Health Holdings, Inc.,
Term Loan B
10.232% SOFR30A 5.250% 2/02/27 B- 738,249
1,608 Team Health Holdings, Inc.,
Term Loan, First Lien
7.775% 1-Month LIBOR 2.750% 2/06/24 B- 1,363,089
1,653 US Radiology Specialists,
Inc., Term Loan
10.332% SOFR30A 5.250% 12/15/27 B- 1,532,632
Total Health Care Providers & Services 47,410,129

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Health Care Technology - 0.0% (0.0% of Total Investments)
$ 7 Athenahealth, Inc., Term
Loan
8.464% SOFR30A 3.500% 1/27/29 B+ $ 7,010
61 Athenahealth, Inc., Term
Loan B
8.464% SOFR30A 3.500% 1/27/29 B+ 57,060
Total Health Care Technology 64,070
Hotels, Restaurants & Leisure - 20.3% (12.2% of Total Investments)
283 24 Hour Fitness Worldwide,
Inc., Exit Term Loan
18.953% 3-Month LIBOR 14.000% 9/29/26 Caa3 148,653
630 24 Hour Fitness Worldwide,
Inc., Term Loan , (cash
0.220%, PIK 5.000%)
10.143% 3-Month LIBOR 5.000% 12/29/25 CCC- 55,982
1,998 Alterra Mountain Company,
Term Loan
8.525% 1-Month LIBOR 3.500% 8/17/28 B+ 1,996,836
86 Alterra Mountain Company,
Term Loan B1 , (DD1)
7.775% 1-Month LIBOR 2.750% 7/31/24 B+ 86,124
669 Aramark Services, Inc., Term
Loan B3
6.775% 1-Month LIBOR 1.750% 3/11/25 BB+ 668,155
17,398 B.C. Unlimited Liability
Company, Term Loan B4
6.775% 1-Month LIBOR 1.750% 11/19/26 BB+ 17,258,132
5,142 Caesars Entertainment Corp,
Term Loan B
8.332% SOFR30A 3.250% 1/25/30 Ba3 5,130,919
5,753 Carnival Corporation, Term
Loan B , (DD1)
8.025% 1-Month LIBOR 3.000% 6/30/25 Ba2 5,731,623
1,387 Carnival Corporation, Term
Loan B
8.275% 1-Month LIBOR 3.250% 10/18/28 BB- 1,365,331
2,821 Churchill Downs
Incorporated, Term Loan B1
7.082% 1-Month LIBOR 2.000% 3/17/28 BBB- 2,820,743
7,146 ClubCorp Holdings, Inc.,
Term Loan B
7.775% 1-Month LIBOR 2.750% 9/18/24 B2 6,771,346
1,274 Crown Finance US, Inc., Term
Loan (6)
6.642% 3-Month LIBOR 3.000% 8/31/23 CCC+ 234,633
4,356 Crown Finance US, Inc., Term
Loan , (DD1)
14.924% SOFR30A +
TSFR1M
10.000% 9/09/23 N/R 4,443,335
4,564 Equinox Holdings, Inc., Term
Loan, First Lien
8.159% 3-Month LIBOR 3.000% 3/08/24 Caa2 4,144,275
8,389 Fertitta Entertainment, LLC,
Term Loan B
8.982% SOFR30A 4.000% 1/27/29 B 8,179,843
926 Four Seasons Hotels Ltd,
Term Loan , (WI/DD)
TBD TBD TBD TBD BB+ 929,880
2,479 GVC Holdings (Gibraltar)
Limited, Term Loan B
8.411% SOFR90A +
SOFR180A +
TSFR3M
3.500% 10/31/29 Ba1 2,491,491
2,709 Hilton Grand Vacations
Borrower LLC, Term Loan B
8.025% 1-Month LIBOR 3.000% 8/02/28 BB+ 2,700,773
6,038 Hilton Worldwide Finance,
LLC, Term Loan B2
6.821% TSFR1M 1.750% 6/21/26 BBB- 6,035,059
4,439 IRB Holding Corp, Term
Loan B
8.082% SOFR30A 3.000% 12/15/27 B+ 4,373,895
1,577 Life Time Fitness Inc , Term
Loan B
9.775% 1-Month LIBOR 4.750% 12/15/24 B+ 1,579,095
273 Motion Finco Sarl, Term Loan
B2 , (DD1)
8.409% 3-Month LIBOR 3.250% 11/04/26 B 270,277
1,126 NASCAR Holdings, Inc, Term
Loan B
7.525% 1-Month LIBOR 2.500% 10/18/26 BBB- 1,128,896
1,170 PCI Gaming Authority, Term
Loan
7.525% 1-Month LIBOR 2.500% 5/31/26 BBB- 1,169,916
1,072 Penn National Gaming, Inc.,
Term Loan B
7.732% SOFR30A 2.750% 4/20/29 BB 1,068,684
1,016 Scientific Games Holdings
LP, Term Loan B
8.421% SOFR90A 3.500% 2/04/29 BB- 1,002,561

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JFR
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Hotels, Restaurants & Leisure (continued)
$ 4,258 Scientific Games
International, Inc., Term Loan
7.981% SOFR30A 3.000% 4/07/29 BBB- $ 4,253,248
2,832 SeaWorld Parks &
Entertainment, Inc., Term
Loan B
8.063% 1-Month LIBOR 3.000% 8/25/28 BB 2,824,795
7,939 Stars Group Holdings B.V.
(The), Term Loan
7.409% 3-Month LIBOR 2.250% 7/10/25 BBB 7,942,197
1,990 Stars Group Holdings B.V.
(The), Term Loan B
8.410% SOFR90A 3.250% 7/04/28 BBB 1,995,443
2,860 Station Casinos LLC, Term
Loan B
7.280% 1-Month LIBOR 2.250% 2/08/27 BB- 2,835,641
1,472 Twin River Worldwide
Holdings, Inc., Term Loan B
8.198% 1-Month LIBOR 3.250% 10/01/28 BB+ 1,421,353
586 William Morris Endeavor
Entertainment, LLC, Term
Loan, First Lien
7.780% 1-Month LIBOR 2.750% 5/16/25 B+ 585,030
1,430 Wyndham Hotels & Resorts,
Inc., Term Loan B
6.775% 1-Month LIBOR 1.750% 5/30/25 BBB- 1,430,000
Total Hotels, Restaurants & Leisure 105,074,164
Household Durables - 0.9% (0.5% of Total Investments)
3,227 AI Aqua Merger Sub, Inc.,
Term Loan B, First Lien
8.616% SOFR30A +
SOFR90A
3.750% 7/30/28 B 3,147,766
1,419 Weber-Stephen Products
LLC, Term Loan B
8.332% SOFR30A + 1
Month LIBOR
3.250% 10/30/27 CCC+ 1,272,800
Total Household Durables 4,420,566
Household Products - 0.9% (0.5% of Total Investments)
1,527 Energizer Holdings, Inc.,
Term Loan
7.329% TSFR1M 2.250% 12/22/27 Ba1 1,521,755
1,640 Reynolds Consumer
Products LLC, Term Loan
6.832% SOFR30A 1.750% 2/04/27 BBB- 1,625,460
1,470 Spectrum Brands, Inc., Term
Loan
6.960% 3-Month LIBOR 2.000% 3/03/28 BBB- 1,458,975
Total Household Products 4,606,190
Independent Power and Renewable Electricity Producers - 0.2% (0.2% of Total Investments)
1,241 Vistra Operations Company
LLC, Term Loan B3, First Lien
6.736% 1-Month LIBOR 1.750% 12/31/25 BBB- 1,237,895
Total Independent Power and Renewable Electricity Producers 1,237,895
Insurance - 5.8% (3.5% of Total Investments)
3,932 Acrisure, LLC, Term Loan B 8.525% 1-Month LIBOR 3.500% 2/15/27 B 3,769,005
1,577 Alliant Holdings
Intermediate, LLC, Term Loan
B4 , (DD1)
8.510% 1-Month LIBOR 3.500% 11/06/27 B 1,565,453
4,279 Alliant Holdings
Intermediate, LLC, Term
Loan B5
8.376% SOFR30A 3.500% 2/08/27 B 4,250,068
1,109 AmWINS Group, Inc., Term
Loan B
7.721% SOFR30A 2.750% 2/19/28 Ba3 1,106,429
457 Asurion LLC, Term Loan B4,
Second Lien
10.275% 1-Month LIBOR 5.250% 1/20/29 B 380,786
546 Asurion LLC, Term Loan B7 8.025% 1-Month LIBOR 3.000% 11/03/24 Ba3 545,226
5,592 Asurion LLC, Term Loan B8 8.275% 1-Month LIBOR 3.250% 12/23/26 Ba3 5,238,595
1,656 Asurion LLC, Term Loan B9 8.275% 1-Month LIBOR 3.250% 7/31/27 Ba3 1,534,849
949 Broadstreet Partners, Inc.,
Term Loan B , (DD1)
8.025% 1-Month LIBOR 3.000% 1/27/27 B 942,849
985 Broadstreet Partners, Inc.,
Term Loan B2
8.275% 1-Month LIBOR 3.250% 1/27/27 B 968,585

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Insurance (continued)
$ 1,427 Hub International Limited,
Term Loan B
8.445% 3-Month LIBOR 3.250% 4/25/25 B $ 1,426,451
499 Hub International Limited,
Term Loan B
8.765% SOFR90A 4.000% 11/10/29 B 498,383
3,209 Hub International Limited,
Term Loan B
8.145% 1 + 3 Month
LIBOR
3.000% 4/25/25 B 3,206,128
682 Ryan Specialty Group, LLC,
Term Loan
8.082% SOFR30A 3.000% 9/01/27 BB- 682,357
3,816 USI, Inc., Term Loan 8.648% SOFR90A 3.750% 11/16/29 B1 3,812,372
Total Insurance 29,927,536
Interactive Media & Services - 0.6% (0.3% of Total Investments)
6,865 Rackspace Technology
Global, Inc., Term Loan B
7.595% 3-Month LIBOR 2.750% 2/09/28 B- 2,895,516
Total Interactive Media & Services 2,895,516
IT Services - 2.6% (1.5% of Total Investments)
1,458 Ahead DB Holdings, LLC,
Term Loan B
8.909% 3-Month LIBOR 3.750% 10/16/27 B+ 1,418,304
309 iQor US Inc., Exit Term Loan 12.525% 1-Month LIBOR 7.500% 11/19/24 B1 304,939
1,443 Peraton Corp., Term Loan B 8.832% 1-Month LIBOR 3.750% 2/01/28 BB- 1,416,556
1,641 Perforce Software, Inc., Term
Loan B
8.775% 1-Month LIBOR 3.750% 7/01/26 B2 1,533,480
4,664 Syniverse Holdings, Inc.,
Term Loan
11.898% SOFR90A 7.000% 5/10/29 B- 4,095,140
2,076 Tempo Acquisition LLC, Term
Loan B
7.982% SOFR30A 3.000% 8/31/28 BB- 2,077,958
1,434 WEX Inc., Term Loan 7.275% 1-Month LIBOR 2.250% 4/01/28 Ba2 1,432,871
1,000 World Wide Technology
Holding Co. LLC, Term Loan
8.153% TSFR1M 3.250% 2/23/30 BB 993,750
Total IT Services 13,272,998
Leisure Products - 0.9% (0.5% of Total Investments)
668 Hayward Industries, Inc.,
Term Loan
7.525% 1-Month LIBOR 2.500% 5/28/28 BB 650,448
846 SRAM, LLC , Term Loan B 7.775% 1-Month LIBOR 2.750% 5/18/28 BB- 835,348
2,960 Topgolf Callaway Brands
Corp., Term Loan B , (DD1)
8.582% SOFR30A 3.500% 3/09/30 B+ 2,961,391
Total Leisure Products 4,447,187
Life Sciences Tools & Services - 0.6% (0.4% of Total Investments)
535 Avantor Funding, Inc., Term
Loan B5
7.332% 1-Month LIBOR 2.250% 11/06/27 BB+ 534,782
1,663 Curia Global, Inc., Term Loan 8.848% SOFR30A +
SOFR90A
3.750% 8/30/26 B3 1,453,583
1,255 ICON Luxembourg S.A.R.L.,
Term Loan
7.126% SOFR90A 2.250% 7/01/28 BB+ 1,256,281
Total Life Sciences Tools & Services 3,244,646
Machinery - 2.3% (1.4% of Total Investments)
3,593 Ali Group North America
Corporation, Term Loan B
7.097% SOFR30A 2.000% 10/13/28 Baa3 3,584,350
1,450 Alliance Laundry Systems
LLC, Term Loan B
8.559% 3-Month LIBOR 3.500% 10/08/27 B 1,443,834
940 Chart Industries, Inc., Term
Loan B
8.740% TSFR1M 3.750% 12/08/29 Ba3 941,767
1,984 Gardner Denver, Inc., Term
Loan B2
6.832% SOFR30A 1.750% 2/28/27 BBB- 1,977,680
2,065 Gates Global LLC, Term Loan
B3
7.582% SOFR30A 2.500% 3/31/27 Ba3 2,060,866

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JFR
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Machinery (continued)
$ 814 Grinding Media Inc., Term
Loan B
9.075% SOFR90A + 1
Month LIBOR
4.000% 10/12/28 B $ 773,356
983 Madison IAQ LLC, Term Loan 8.302% 6-Month LIBOR 3.250% 6/21/28 B2 947,612
Total Machinery 11,729,465
Media - 12.0% (7.3% of Total Investments)
2,317 ABG Intermediate Holdings
2 LLC, Term Loan B1
8.582% SOFR30A 3.500% 12/21/28 B1 2,288,809
400 ABG Intermediate Holdings
2 LLC, Term Loan, Second
Lien
11.082% SOFR30A 6.000% 12/20/29 CCC+ 372,000
577 Altice Financing SA, Term
Loan
9.986% TSFR3M 5.000% 10/31/27 B 567,168
1,474 Cable One, Inc., Term Loan
B4
7.025% 1-Month LIBOR 2.000% 5/03/28 BB+ 1,441,512
3,625 Cengage Learning, Inc.,
Term Loan B
9.880% 3-Month LIBOR 4.750% 7/14/26 B 3,545,254
419 Charter Communications
Operating, LLC, Term Loan
B2
6.721% SOFR30A 1.750% 2/01/27 BBB- 412,047
664 Checkout Holding Corp.,
First Out Term Loan
14.525% 1-Month LIBOR 7.500% 2/15/24 N/R 404,194
1,337 Checkout Holding Corp.,
Last Out Term Loan , (cash
3.750, PIK 9.500%)
8.762% 1-Month LIBOR 6.250% 8/15/23 N/R 82,910
12,035 Clear Channel Outdoor
Holdings, Inc., Term Loan B
8.807% 3-Month LIBOR 3.500% 8/21/26 B1 11,359,216
1,078 CSC Holdings, LLC, Term
Loan
7.198% 1-Month LIBOR 2.250% 1/15/26 B1 1,020,701
839 CSC Holdings, LLC, Term
Loan B1
7.198% 1-Month LIBOR 2.250% 7/17/25 B1 802,545
509 CSC Holdings, LLC, Term
Loan B5
7.448% 1-Month LIBOR 2.500% 4/15/27 B1 451,651
5,241 CSC Holdings, LLC, Term
Loan B6
9.390% TSFR1M 4.500% 1/18/28 B1 4,832,454
502 Cumulus Media New
Holdings Inc., Term Loan B
8.775% 1-Month LIBOR 3.750% 3/31/26 B 448,034
6,274 DirecTV Financing, LLC, Term
Loan
10.025% 1-Month LIBOR 5.000% 8/02/27 BBB- 6,038,576
2,660 Dotdash Meredith Inc, Term
Loan B
8.903% SOFR30A 4.000% 12/01/28 B+ 2,447,346
960 E.W. Scripps Company (The),
Term Loan B2
7.659% SOFR30A 2.563% 5/01/26 BB 933,924
3,320 Formula One Holdings
Limited., Term Loan B
8.232% SOFR30A 3.250% 1/15/30 BB+ 3,329,545
850 Gray Television, Inc., Term
Loan E
7.418% TSFR1M 2.500% 1/02/26 BB+ 842,298
6,122 iHeartCommunications, Inc.,
Term Loan
8.025% 1-Month LIBOR 3.000% 5/01/26 BB- 5,305,680
22 LCPR Loan Financing LLC,
Term Loan B
8.698% 1-Month LIBOR 3.750% 10/15/28 BB+ 21,899
3,062 McGraw-Hill Global
Education Holdings, LLC,
Term Loan
9.797% 3 + 6 Month
LIBOR
4.750% 7/30/28 BB+ 2,958,069
715 Mission Broadcasting, Inc.,
Term Loan B
7.348% 1-Month LIBOR 2.500% 6/03/28 BBB- 714,591
764 Nexstar Broadcasting, Inc.,
Term Loan B4
7.525% 1-Month LIBOR 2.500% 9/18/26 BBB- 763,541
460 Outfront Media Capital LLC,
Term Loan B
6.775% 1-Month LIBOR 1.750% 11/18/26 Ba1 456,023

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Media (continued)
$ 750 Radiate Holdco, LLC, Term
Loan B , (WI/DD)
TBD TBD TBD TBD B3 $ 622,972
1,187 Red Ventures LLC, Term
Loan B
7.982% SOFR30A 3.000% 2/23/30 BB- 1,174,483
1,206 Sinclair Television Group
Inc., Term Loan B2B
7.530% 1-Month LIBOR 2.500% 9/30/26 Ba2 1,091,656
510 Virgin Media Bristol LLC,
Term Loan N
7.448% 1-Month LIBOR 2.500% 1/31/28 BB+ 502,508
450 Virgin Media Bristol LLC,
Term Loan Y
8.113% SOFR180A 3.250% 3/06/31 BB- 443,362
1,412 WideOpenWest Finance
LLC, Term Loan B
7.898% SOFR90A 3.000% 12/20/28 BB 1,398,004
5,439 Ziggo Financing Partnership,
Term Loan I , (DD1)
7.448% 1-Month LIBOR 2.500% 4/30/28 BB 5,347,640
Total Media 62,420,612
Oil, Gas & Consumable Fuels - 3.9% (2.4% of Total Investments)
847 BCP Renaissance Parent LLC,
Term Loan B3
8.398% SOFR90A 3.500% 10/31/26 B+ 842,099
2,265 Buckeye Partners, L.P., Term
Loan B
7.090% 1-Month LIBOR 2.250% 11/01/26 BBB- 2,263,323
481 EG America LLC, Term Loan 9.025% 1-Month LIBOR 4.000% 2/05/25 B- 465,973
4,483 Freeport LNG Investments,
LLLP, Term Loan A
8.250% 3-Month LIBOR 3.000% 11/16/26 N/R 4,345,764
3,656 Gulf Finance, LLC, Term Loan 11.770% SOFR30A +
TSFR1M
6.750% 8/25/26 B 3,551,018
1 M6 ETX Holdings II Midco
LLC, Term Loan B
9.546% SOFR30A 4.500% 8/11/29 BB 1,129
1,640 Oryx Midstream Services
Permian Basin LLC, Term
Loan
8.193% SOFR30A 3.250% 10/05/28 BB 1,624,912
3,258 QuarterNorth Energy
Holding Inc., Exit Term Loan,
Second Lien
13.025% 1-Month LIBOR 8.000% 8/27/26 B 3,252,076
1,809 TransMontaigne Operating
Company L.P., Term Loan B
8.517% 1-Month LIBOR 3.500% 11/05/28 BB- 1,795,083
1,399 Traverse Midstream Partners
LLC, Term Loan
8.865% SOFR90A +
TSFR3M
4.000% 9/27/24 B+ 1,385,391
850 Whitewater Whistler
Holdings, LLC, Term Loan B
8.148% SOFR90A 3.250% 1/25/30 BB+ 850,213
Total Oil, Gas & Consumable Fuels 20,376,981
Paper & Forest Products - 0.1% (0.0% of Total Investments)
345 Asplundh Tree Expert, LLC,
Term Loan B
6.775% 1-Month LIBOR 1.750% 9/04/27 BBB- 344,232
Total Paper & Forest Products 344,232
Passenger Airlines - 4.9% (3.0% of Total Investments)
2,802 AAdvantage Loyalty IP Ltd.,
Term Loan
10.000% 3-Month LIBOR 4.750% 4/20/28 Ba2 2,825,086
1,045 Air Canada, Term Loan B 8.369% 3-Month LIBOR 3.500% 8/11/28 Ba2 1,044,251
5,335 American Airlines, Inc., Term
Loan B , (DD1)
8.154% SOFR180A 2.750% 2/06/28 Ba3 5,198,664
1,526 American Airlines, Inc., Term
Loan, First Lien
8.260% SOFR90A + 6
Month LIBOR
2.625% 1/29/27 Ba3 1,488,530
4,750 Kestrel Bidco Inc., Term
Loan B
8.064% TSFR1M 3.000% 12/11/26 B+ 4,507,687
1,256 Mileage Plus Holdings LLC,
Term Loan B
10.213% 3-Month LIBOR 5.250% 6/20/27 Baa3 1,309,253
5,913 SkyMiles IP Ltd., Term Loan B 8.798% SOFR90A 3.750% 10/20/27 Baa1 6,135,152

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JFR
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Passenger Airlines (continued)
$ 2,940 United Airlines, Inc., Term
Loan B
8.770% 1-Month LIBOR 3.750% 4/21/28 Ba1 $ 2,935,399
Total Passenger Airlines 25,444,022
Personal Care Products - 0.6% (0.4% of Total Investments)
714 Conair Holdings, LLC, Term
Loan B
8.909% 3-Month LIBOR 3.750% 5/17/28 B- 669,559
138 Coty Inc., Term Loan B 7.197% 1-Month LIBOR 2.250% 4/05/25 BB 137,761
1,459 Kronos Acquisition Holdings
Inc., Term Loan B , (DD1)
8.703% 3-Month LIBOR 3.750% 12/22/26 B2 1,426,892
738 Kronos Acquisition Holdings
Inc., Term Loan, First Lien
11.023% SOFR90A 6.000% 12/22/26 B2 728,905
Total Personal Care Products 2,963,117
Pharmaceuticals - 3.8% (2.3% of Total Investments)
1,919 Amneal Pharmaceuticals
LLC, Term Loan B
8.563% 1-Month LIBOR 3.500% 5/04/25 B 1,797,482
752 Catalent Pharma Solutions
Inc., Term Loan B3
7.063% 1-Month LIBOR 2.000% 2/22/28 BBB- 747,318
1,104 Elanco Animal Health
Incorporated, Term Loan B
6.653% TSFR1M 1.750% 8/01/27 BB+ 1,074,561
7,934 Jazz Financing Lux S.a.r.l.,
Term Loan
8.525% 1-Month LIBOR 3.500% 5/05/28 BB+ 7,932,036
1,813 Mallinckrodt International
Finance S.A., Term Loan ,
(WI/DD)
TBD TBD TBD TBD B3 1,300,209
3,296 Mallinckrodt International
Finance S.A., Term Loan
10.198% 1-Month LIBOR 5.250% 9/30/27 B3 2,984,145
3,043 Organon & Co, Term Loan 7.986% 3-Month LIBOR 3.000% 6/02/28 BB 3,042,637
970 Perrigo Investments, LLC,
Term Loan B
7.332% SOFR30A 2.350% 4/05/29 BB+ 966,444
Total Pharmaceuticals 19,844,832
Professional Services - 2.4% (1.5% of Total Investments)
754 CHG Healthcare Services
Inc., Term Loan
8.275% 1-Month LIBOR 3.250% 9/30/28 B1 750,040
2,166 Creative Artists Agency, LLC ,
Term Loan B , (DD1)
8.482% SOFR30A 3.500% 11/16/28 B+ 2,164,202
2,917 Dun & Bradstreet
Corporation (The), Term
Loan
8.268% 1-Month LIBOR 3.250% 2/08/26 BB+ 2,916,661
1,437 EAB Global, Inc., Term Loan 8.723% 1 + 3 Month
LIBOR
3.500% 8/16/28 B2 1,407,559
657 Physician Partners LLC, Term
Loan
9.048% SOFR90A 4.000% 2/01/29 B 623,619
1,638 Travelport Finance
(Luxembourg) S.a.r.l., Term
Loan , (cash 3.500%, PIK
6.500%)
6.525% 1-Month LIBOR 1.500% 2/28/25 B- 1,661,626
2,957 Verscend Holding Corp.,
Term Loan B
9.025% 1-Month LIBOR 4.000% 8/27/25 BB- 2,957,649
Total Professional Services 12,481,356
Real Estate Management & Development - 0.4% (0.3% of Total Investments)
1,329 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan
8.332% SOFR30A 3.250% 1/31/30 BB 1,288,408
1,054 Cushman & Wakefield U.S.
Borrower, LLC, Term Loan B
7.775% 1-Month LIBOR 2.750% 8/21/25 BB 1,036,030
Total Real Estate Management & Development 2,324,438

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Semiconductors & Semiconductor Equipment - 0.2% (0.1% of Total Investments)
$ 1,313 Bright Bidco B.V., Term Loan 7.034% SOFR90A + 3
Month LIBOR
4.500% 10/31/27 B- $ 835,863
Total Semiconductors & Semiconductor Equipment 835,863
Software - 16.2% (9.7% of Total Investments)
526 Apttus Corporation, Term
Loan
9.523% 3-Month LIBOR 4.250% 5/06/28 BB 514,278
3,169 Avaya, Inc., Term Loan 12.890% TSFR1M 8.000% 8/15/23 N/R 3,279,589
826 Avaya, Inc., Term Loan 12.528% TSFR3M 7.500% 8/01/28 N/R 825,857
500 Avaya, Inc., Term Loan 14.827% SOFR30A 10.000% 12/15/27 D 123,044
6,177 Banff Merger Sub Inc, Term
Loan
8.775% 1-Month LIBOR 3.750% 10/02/25 B2 6,111,045
767 Camelot U.S. Acquisition
LLC, Term Loan B
8.025% 1-Month LIBOR 3.000% 10/31/26 B+ 767,345
1,034 Camelot U.S. Acquisition
LLC, Term Loan B
8.025% 1-Month LIBOR 3.000% 10/31/26 B+ 1,033,764
657 CCC Intelligent Solutions
Inc., Term Loan B
7.275% 1-Month LIBOR 2.250% 9/21/28 B+ 654,799
2,733 CDK Global, Inc., Term Loan
B
9.148% SOFR90A 4.250% 6/09/29 B+ 2,733,874
2,155 Ceridian HCM Holding Inc.,
Term Loan B
7.525% 1-Month LIBOR 2.500% 4/30/25 Ba3 2,153,806
2,985 DTI Holdco, Inc., Term Loan 9.795% SOFR90A 4.750% 4/21/29 B2 2,772,319
8,320 Epicor Software Corporation,
Term Loan , (DD1)
8.275% 1-Month LIBOR 3.250% 7/31/27 B2 8,228,084
6,590 Finastra USA, Inc., Term
Loan, First Lien
8.655% 2-Month LIBOR 3.500% 6/13/24 B 6,298,838
4,547 Greeneden U.S. Holdings II,
LLC, Term Loan B4
8.217% 1 + 3 Month
LIBOR
3.125% 12/01/27 B2 4,512,124
667 Greenway Health, LLC, Term
Loan, First Lien
8.960% 3-Month LIBOR 3.750% 2/16/24 Caa1 501,081
5,445 Informatica LLC, Term Loan B 7.813% 1-Month LIBOR 2.750% 10/14/28 BB- 5,439,555
853 iQor US Inc., Second Out
Term Loan
12.525% 1-Month LIBOR 7.500% 11/19/25 CCC+ 641,732
2,331 McAfee, LLC, Term Loan B 8.653% SOFR30A 3.750% 2/03/29 BB+ 2,203,435
5,334 NortonLifeLock Inc., Term
Loan B
7.082% SOFR30A 2.000% 1/28/29 BBB- 5,284,582
7,631 Open Text Corporation,
Term Loan B , (DD1)
8.582% SOFR30A 3.500% 8/25/29 BBB- 7,635,639
490 Project Ruby Ultimate Parent
Corp., Term Loan
8.347% 1-Month LIBOR 3.250% 3/10/28 B 475,758
1,763 Proofpoint, Inc., Term Loan,
First Lien
8.275% 1-Month LIBOR 3.250% 8/31/28 BB- 1,727,805
1,125 Quartz Acquireco LLC, Term
Loan , (WI/DD)
TBD TBD TBD TBD BB+ 1,121,484
151 RealPage, Inc, Term Loan,
First Lien
8.025% 1-Month LIBOR 3.000% 4/22/28 B+ 146,654
2,861 Sophia, L.P., Term Loan B 8.659% 3-Month LIBOR 3.500% 10/07/27 B2 2,829,018
1,486 SS&C European Holdings
Sarl, Term Loan B4
6.775% 1-Month LIBOR 1.750% 4/16/25 BB+ 1,484,682
1,674 SS&C Technologies Inc.,
Term Loan B3
6.775% 1-Month LIBOR 1.750% 4/16/25 BB+ 1,672,667
327 SS&C Technologies Inc.,
Term Loan B6
7.332% SOFR30A 2.250% 3/22/29 BB+ 325,710
492 SS&C Technologies Inc.,
Term Loan B7
7.332% SOFR30A 2.250% 3/22/29 BB+ 490,839
2,405 Ultimate Software Group Inc
(The), Term Loan
8.271% SOFR90A 3.250% 5/03/26 B1 2,345,715
965 Ultimate Software Group Inc
(The), Term Loan B
8.895% SOFR90A 3.750% 5/03/26 B1 950,853

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JFR
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Software (continued)
$ 1,115 Vision Solutions, Inc., Term
Loan
9.255% 3-Month LIBOR 4.000% 5/28/28 B2 $ 994,966
4,429 Zelis Healthcare Corporation,
Term Loan
8.525% 1-Month LIBOR 3.500% 9/30/26 B 4,414,568
3,063 ZoomInfo LLC, Term Loan B 7.832% SOFR30A 2.750% 2/01/30 Ba1 3,071,805
Total Software 83,767,314
Specialty Retail - 4.7% (2.8% of Total Investments)
776 Academy, Ltd., Term Loan 8.598% 1-Month LIBOR 3.750% 11/06/27 BB 777,455
2,769 Avis Budget Car Rental, LLC,
Term Loan B
6.847% SOFR30A 1.750% 8/06/27 BB+ 2,750,060
1,535 Avis Budget Car Rental, LLC,
Term Loan C
8.582% SOFR30A 3.500% 3/15/29 BB+ 1,538,599
940 Belron Finance US LLC, Term
Loan
7.832% SOFR90A 2.750% 4/06/29 Ba2 939,412
505 Driven Holdings, LLC, Term
Loan B
7.953% 1-Month LIBOR 3.000% 12/17/28 B3 496,064
2,271 Jo-Ann Stores, Inc., Term
Loan B1
10.018% 3-Month LIBOR 4.750% 6/30/28 CCC+ 1,253,070
2,175 LBM Acquisition LLC, Term
Loan B
8.775% 1-Month LIBOR 3.750% 12/18/27 B+ 2,026,900
749 Les Schwab Tire Centers,
Term Loan B
8.064% 3-Month LIBOR 3.250% 11/02/27 B 746,663
9,245 PetSmart, Inc., Term Loan B 8.832% SOFR30A 3.750% 2/12/28 BB 9,216,433
2,662 Restoration Hardware, Inc.,
Term Loan B
7.525% 1-Month LIBOR 2.500% 10/15/28 BB- 2,475,186
528 SRS Distribution Inc., Term
Loan
8.471% SOFR30A 3.500% 6/04/28 B- 505,421
760 Staples, Inc., Term Loan 9.814% 3-Month LIBOR 5.000% 4/12/26 B 688,576
1,018 Wand NewCo 3, Inc., Term
Loan
7.775% 1-Month LIBOR 2.750% 2/05/26 B2 999,432
Total Specialty Retail 24,413,271
Technology Hardware, Storage & Peripherals - 0.1% (0.1% of Total Investments)
766 NCR Corporation, Term Loan 7.780% 3-Month LIBOR 2.500% 8/28/26 BB+ 756,402
Total Technology Hardware, Storage & Peripherals 756,402
Textiles, Apparel & Luxury Goods - 0.5% (0.3% of Total Investments)
1,915 Birkenstock GmbH & Co. KG,
Term Loan B
8.064% 3-Month LIBOR 3.250% 4/28/28 BB- 1,902,986
377 New Trojan Parent, Inc., Term
Loan, First Lien
8.236% 1-Month LIBOR 3.250% 1/06/28 B- 256,232
272 Samsonite International S.A.,
Term Loan B2
8.025% 1-Month LIBOR 3.000% 4/25/25 N/R 272,278
Total Textiles, Apparel & Luxury Goods 2,431,496
Trading Companies & Distributors - 0.7% (0.4% of Total Investments)
2,237 Core & Main LP, Term Loan B 7.644% SOFR30A +
SOFR90A
2.500% 6/10/28 B+ 2,226,446
1,450 Resideo Funding Inc., Term
Loan
7.180% 1 + 2 + 3
Month LIBOR
2.250% 2/12/28 BBB- 1,448,819
Total Trading Companies & Distributors 3,675,265

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Transportation Infrastructure - 0.8% (0.5% of Total Investments)
$ 2,069 Brown Group Holding, LLC,
Term Loan B
7.582% SOFR30A 2.500% 4/22/28 B+ $ 2,027,982
1,045 Brown Group Holding, LLC,
Term Loan B2
8.764% SOFR30A 3.750% 6/09/29 B+ 1,041,119
1,333 KKR Apple Bidco, LLC, Term
Loan
7.775% 1-Month LIBOR 2.750% 9/23/28 B+ 1,318,547
Total Transportation Infrastructure 4,387,648
Wireless Telecommunication Services - 1.0% (0.6% of Total Investments)
1,179 GOGO Intermediate
Holdings LLC, Term Loan B
8.847% SOFR30A 3.750% 4/30/28 B+ 1,170,788
4,295 Intelsat Jackson Holdings
S.A., Term Loan B
9.082% SOFR90A 4.250% 1/27/29 BB+ 4,247,527
Total Wireless Telecommunication Services 5,418,315
Total Variable Rate Senior Loan Interests (cost $734,744,245) 702,825,403
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
X 118,947,757 CORPORATE BONDS - 23.0% (13.8% of Total Investments)
X 118,947,757
Aerospace & Defense - 0.3% (0.2% of Total Investments)
$ 1,920 TransDigm Inc 4.625% 1/15/29 B- $ 1,737,600
Total Aerospace & Defense 1,737,600
Automobile Components - 0.5% (0.3% of Total Investments)
2,740 Adient Global Holdings Ltd, 144A 4.875% 8/15/26 BB- 2,632,694
Total Automobile Components 2,632,694
Chemicals - 1.0% (0.6% of Total Investments)
2,325 Celanese US Holdings LLC 5.900% 7/05/24 BBB- 2,327,564
1,425 Rayonier AM Products Inc, 144A 7.625% 1/15/26 B+ 1,268,250
1,799 Trinseo Materials Operating SCA / Trinseo Materials
Finance Inc, 144A
5.375% 9/01/25 B2 1,507,778
Total Chemicals 5,103,592
Commercial Services & Supplies - 1.0% (0.6% of Total Investments)
1,453 Prime Security Services Borrower LLC / Prime Finance
Inc, 144A
5.750% 4/15/26 BB- 1,442,049
2,000 Prime Security Services Borrower LLC / Prime Finance
Inc, 144A
3.375% 8/31/27 BB- 1,787,290
2,000 Prime Security Services Borrower LLC / Prime Finance
Inc, 144A
6.250% 1/15/28 B- 1,873,072
Total Commercial Services & Supplies 5,102,411
Communications Equipment - 1.4% (0.8% of Total Investments)
12,000 Avaya Inc, 144A (5),(7) 6.125% 9/15/28 D 3,180,000
1,280 Commscope Inc, 144A 4.750% 9/01/29 B1 1,033,659
1,500 Commscope Inc, 144A 8.250% 3/01/27 CCC+ 1,159,675
1,245 Commscope Inc, 144A 7.125% 7/01/28 CCC+ 893,288
1,000 CommScope Technologies LLC, 144A 5.000% 3/15/27 CCC+ 690,860
Total Communications Equipment 6,957,482
Containers & Packaging - 0.1% (0.1% of Total Investments)
770 Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen
Group Issuer LLC, 144A
4.375% 9/30/28 B+ 678,070
Total Containers & Packaging 678,070

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JFR
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (4) Value
Diversified Telecommunication Services - 1.2% (0.7% of Total Investments)
$ 3,905 Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 BB+ $ 3,594,492
1,000 Frontier Communications Holdings LLC 5.875% 11/01/29 CCC+ 760,599
845 Frontier Communications Holdings LLC, 144A 5.000% 5/01/28 BB+ 742,005
1,278 Frontier Communications Holdings LLC, 144A 6.000% 1/15/30 BB- 977,558
Total Diversified Telecommunication Services 6,074,654
Electric Utilities - 1.2% (0.7% of Total Investments)
4,250 Bruce Mansfield Unit 1 2007 Pass Through Trust (5) 6.850% 6/01/34 N/R 42
1,360 Pacific Gas and Electric Co 4.550% 7/01/30 BBB 1,263,873
2,618 PG&E Corp 5.000% 7/01/28 BB+ 2,463,454
2,100 Talen Energy Supply LLC, 144A (5) 7.250% 5/15/27 N/R 2,184,000
Total Electric Utilities 5,911,369
Electronic Equipment, Instruments & Components - 0.1% (0.0% of Total Investments)
300 Imola Merger Corp, 144A 4.750% 5/15/29 BB+ 259,786
Total Electronic Equipment, Instruments & Components 259,786
Energy Equipment & Services - 1.1% (0.7% of Total Investments)
1,000 Shelf Drilling Holdings Ltd, 144A 8.250% 2/15/25 CCC+ 910,000
1,800 Shelf Drilling Holdings Ltd, 144A 8.875% 11/15/24 B1 1,800,000
1,000 Transocean Inc, 144A 11.500% 1/30/27 CCC+ 1,023,480
2,000 Weatherford International Ltd, 144A 8.625% 4/30/30 B 2,037,241
Total Energy Equipment & Services 5,770,721
Entertainment - 0.9% (0.5% of Total Investments)
6,257 AMC Entertainment Holdings Inc, 144A , (cash 10.000%,
PIK 12.000%)
10.000% 6/15/26 CCC- 4,225,196
3,950 Diamond Sports Group LLC / Diamond Sports Finance
Co, 144A (5)
6.625% 8/15/27 N/R 118,500
2,625 Diamond Sports Group LLC / Diamond Sports Finance
Co, 144A (5)
5.375% 8/15/26 N/R 177,188
Total Entertainment 4,520,884
Health Care Equipment & Supplies - 0.2% (0.1% of Total Investments)
1,280 Mozart Debt Merger Sub Inc, 144A 3.875% 4/01/29 BB- 1,119,940
Total Health Care Equipment & Supplies 1,119,940
Health Care Providers & Services - 0.6% (0.4% of Total Investments)
165 HCA Inc 5.375% 2/01/25 BBB- 165,082
2,130 Select Medical Corp, 144A 6.250% 8/15/26 B- 2,086,194
762 Tenet Healthcare Corp 4.875% 1/01/26 BB- 750,460
Total Health Care Providers & Services 3,001,736
Hotels, Restaurants & Leisure - 1.6% (1.0% of Total Investments)
764 1011778 BC ULC / New Red Finance Inc, 144A 3.500% 2/15/29 BB+ 686,762
3,896 BC ULC / New Red Finance Inc, 144A 4.000% 10/15/30 B+ 3,401,136
1,006 Caesars Entertainment Inc, 144A 6.250% 7/01/25 Ba3 1,007,228
1,000 Carnival Corp, 144A 10.500% 2/01/26 BB- 1,043,925
1,270 Carnival Holdings Bermuda Ltd, 144A 10.375% 5/01/28 B+ 1,365,356
762 Life Time Inc, 144A 5.750% 1/15/26 B+ 744,118
Total Hotels, Restaurants & Leisure 8,248,525
Independent Power Producers & Energy Traders - 0.7% (0.4% of Total Investments)
2,492 Talen Energy Supply LLC, 144A (5) 7.625% 6/01/28 N/R 2,604,140
1,200 Ziggo Bond Co BV, 144A 6.000% 1/15/27 B- 1,138,461
Total Independent Power Producers & Energy Traders 3,742,601

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (4) Value
Insurance - 0.2% (0.1% of Total Investments)
$ 780 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
6.750% 4/15/28 B2 $ 779,015
395 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
4.250% 10/15/27 B 361,641
Total Insurance 1,140,656
Interactive Media & Services - 0.2% (0.1% of Total Investments)
2,796 Rackspace Technology Global Inc, 144A 3.500% 2/15/28 B- 1,160,340
Total Interactive Media & Services 1,160,340
Internet Software & Services - 0.3% (0.2% of Total Investments)
6,666 Rackspace Technology Global Inc, 144A 5.375% 12/01/28 CCC+ 1,581,842
Total Internet Software & Services 1,581,842
Media - 2.9% (1.8% of Total Investments)
5,600 Charter Communications Operating LLC / Charter
Communications Operating Capital
3.500% 3/01/42 BBB- 3,781,573
5,324 CSC Holdings LLC, 144A 3.375% 2/15/31 B1 3,658,681
3,080 iHeartCommunications Inc, 144A 5.250% 8/15/27 BB- 2,432,673
7 iHeartCommunications Inc 6.375% 5/01/26 BB- 5,942
575 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 BB+ 492,493
1,751 McGraw-Hill Education Inc, 144A 5.750% 8/01/28 BB+ 1,555,269
3,813 VZ Secured Financing BV, 144A 5.000% 1/15/32 BB 3,182,019
Total Media 15,108,650
Metals & Mining - 0.2% (0.1% of Total Investments)
1,220 First Quantum Minerals Ltd, 144A 6.875% 10/15/27 B+ 1,184,436
Total Metals & Mining 1,184,436
Oil, Gas & Consumable Fuels - 2.9% (1.7% of Total Investments)
1,000 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A
8.125% 1/15/27 B- 967,820
4,200 Citgo Holding Inc, 144A 9.250% 8/01/24 B+ 4,230,366
1,480 Citgo Petroleum Corp, 144A 7.000% 6/15/25 BB 1,472,600
762 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.250% 11/01/28 BB+ 729,807
762 MEG Energy Corp, 144A 5.875% 2/01/29 BB- 731,607
3,970 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 B+ 3,806,477
350 NGL Energy Partners LP / NGL Energy Finance Corp 7.500% 4/15/26 CCC 314,329
350 NGL Energy Partners LP / NGL Energy Finance Corp 6.125% 3/01/25 CCC 323,288
2,625 PBF Holding Co LLC / PBF Finance Corp 6.000% 2/15/28 BB 2,414,606
Total Oil, Gas & Consumable Fuels 14,990,900
Passenger Airlines - 1.0% (0.6% of Total Investments)
2,270 American Airlines Inc, 144A 11.750% 7/15/25 Ba3 2,497,134
1,280 Delta Air Lines Inc 3.750% 10/28/29 Baa3 1,144,939
1,006 United Airlines Inc, 144A 4.625% 4/15/29 Ba1 910,457
762 United Airlines Inc, 144A 4.375% 4/15/26 Ba1 727,725
Total Passenger Airlines 5,280,255
Pharmaceuticals - 0.2% (0.1% of Total Investments)
1,130 ORGANON & CO/ORG, 144A 5.125% 4/30/31 BB- 1,006,879
Total Pharmaceuticals 1,006,879
Specialized Reits - 0.5% (0.3% of Total Investments)
4,200 American Tower Corp 2.950% 1/15/51 BBB+ 2,705,473
Total Specialized Reits 2,705,473

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JFR
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (4) Value
Specialty Retail - 1.6% (1.0% of Total Investments)
$ 6,080 Hertz Corp/The, 144A 4.625% 12/01/26 B+ $ 5,476,013
2,565 Michaels Cos Inc/The, 144A 7.875% 5/01/29 CCC 1,719,473
750 PetSmart Inc / PetSmart Finance Corp, 144A 4.750% 2/15/28 BB 708,862
300 PetSmart Inc / PetSmart Finance Corp, 144A 7.750% 2/15/29 B- 295,839
Total Specialty Retail 8,200,187
Wireless Telecommunication Services - 1.1% (0.7% of Total Investments)
3,315 Vmed O2 UK Financing I PLC, 144A 4.250% 1/31/31 BB+ 2,747,852
3,495 Vmed O2 UK Financing I PLC, 144A 4.750% 7/15/31 BB+ 2,978,222
Total Wireless Telecommunication Services 5,726,074
Total Corporate Bonds (cost $134,506,900) 118,947,757
Shares Description (1) Value
X 22,886,516 COMMON STOCKS - 4.4% (2.7% of Total Investments)
X 22,886,516
Banks - 0.0% (0.0% of Total Investments)
30,335 iQor US Inc (8) $ 11,376
Total Banks 11,376
Broadline Retail - 0.0% (0.0% of Total Investments)
274 Belk Inc (7),(8) 2,192
Total Broadline Retail 2,192
Chemicals - 0.0% (0.0% of Total Investments)
40 LyondellBasell Industries NV, Class A 3,784
Total Chemicals 3,784
Communications Equipment - 0.1% (0.1% of Total Investments)
24,553 Windstream Services PE LLC (8) 251,668
Total Communications Equipment 251,668
Construction & Engineering - 0.0% (0.0% of Total Investments)
3,055 TNT Crane & Rigging Inc (8) 611
1,723 TNT Crane & Rigging Inc (8) 11,487
Total Construction & Engineering 12,098
Diversified Consumer Services - 0.0% (0.0% of Total Investments)
18,448 Cengage Learning Holdings II Inc (8) 198,316
Total Diversified Consumer Services 198,316
Diversified Telecommunication Services - 0.0% (0.0% of Total Investments)
18,781 Windstream Services PE LLC (8) 192,505
Total Diversified Telecommunication Services 192,505
Energy Equipment & Services - 2.2% (1.4% of Total Investments)
79,375 Quarternorth Energy Holding Inc (8) 10,980,182
83,230 Transocean Ltd (8) 491,057
7,777 Vantage Drilling International (8) 127,348
Total Energy Equipment & Services 11,598,587
Health Care Equipment & Supplies - 0.1% (0.0% of Total Investments)
71,755 Onex Carestream Finance LP (8) 251,143
Total Health Care Equipment & Supplies 251,143

Shares Description (1) Value
Health Care Providers & Services - 0.0% (0.0% of Total Investments)
64,762 Millennium Health LLC (7),(8) $ 2,785
68,990 Millennium Health LLC (7),(8) 9,865
Total Health Care Providers & Services 12,650
Hotels, Restaurants & Leisure - 0.0% (0.0% of Total Investments)
291,314 24 Hour Fitness Worldwide Inc (8) 1,748
138,556 24 Hour Fitness Worldwide Inc (8) 693
Total Hotels, Restaurants & Leisure 2,441
Independent Power and Renewable Electricity Producers - 1.4% (0.8% of Total Investments)
91,757 Energy Harbor Corp (8),(9) 7,118,783
Total Independent Power and Renewable Electricity Producers 7,118,783
Marine Transportation - 0.0% (0.0% of Total Investments)
860 American Commercial Barge Line Holding Corp (8) 24,080
Total Marine Transportation 24,080
Media - 0.0% (0.0% of Total Investments)
17,539 Catalina Marketing Corp (7),(8) 18
8 Cumulus Media Inc, Class A (8) 28
1,973,746 Hibu plc (7),(8) –
Total Media 46
Oil, Gas & Consumable Fuels - 0.6% (0.4% of Total Investments)
9,955 California Resources Corp 403,177
17,975 Chord Energy Corp 2,558,382
Total Oil, Gas & Consumable Fuels 2,961,559
Professional Services - 0.0% (0.0% of Total Investments)
103,578 Skillsoft Corp (8) 127,401
Total Professional Services 127,401
Semiconductors & Semiconductor Equipment - 0.0% (0.0% of Total Investments)
24,487 Bright Bidco BV (7),(8) 64,107
17,927 Bright Bidco BV (8) 53,780
Total Semiconductors & Semiconductor Equipment 117,887
Total Common Stocks (cost $33,025,617) 22,886,516
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
X 10,491,490.00 ASSET-BACKED SECURITIES - 2.0% (1.2% of Total Investments)
X 10,491,490
$ 500 Battalion CLO XI Ltd, (3-Month LIBOR reference rate +
6.850% spread), 2017 11A, 144A(10)
8.034% 4/24/34 Ba3 $ 424,000
1,000 CIFC Funding 2019-I Ltd, (3-Month LIBOR reference rate
+ 6.830% spread), 2019 1A, 144A(10)
7.893% 4/20/32 Ba3 945,187
1,200 Dryden 50 Senior Loan Fund, (3-Month LIBOR reference
rate + 6.260% spread), 2017 50A, 144A(10)
11.520% 7/15/30 Ba3 1,079,553
2,000 Flatiron CLO 19 Ltd, (3-Month LIBOR reference rate +
6.100% spread), 2019 1A, 144A(10)
10.972% 11/16/34 BB- 1,805,290
1,250 Gilbert Park CLO Ltd, (3-Month LIBOR reference rate +
6.400% spread), 2017 1A, 144A(10)
11.660% 10/15/30 Ba3 1,073,743
500 Goldentree Loan Opportunities IX Ltd, (3-Month LIBOR
reference rate + 5.660% spread), 2014 9A, 144A(10)
10.462% 10/29/29 BB- 464,903
1,000 KKR CLO 30 Ltd, (3-Month LIBOR reference rate +
6.400% spread), Y 30A, 144A(10)
11.660% 10/17/31 Ba3 909,045
500 Magnetite XXVII Ltd, (3-Month LIBOR reference rate +
6.000% spread), 2020 27A, 144A(10)
11.250% 10/20/34 Ba3 471,350

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JFR
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
X10,491,490.00 ASSET-BACKED SECURITIES (continued)
$ 600 Neuberger Berman Loan Advisers CLO 28 Ltd, (3-Month
LIBOR reference rate + 5.600% spread), 2018 28A,
144A(10)
10.850% 4/20/30 BB- $ 533,540
1,500 Neuberger Berman Loan Advisers CLO 48 Ltd, (TSFR3M
reference rate + 3.200% spread), 2022 48A, 144A(10)
8.268% 4/25/36 BBB- 1,405,005
1,667 Rockford Tower CLO 2017-3 Ltd, (3-Month LIBOR
reference rate + 5.750% spread), 2017 3A, 144A(10)
6.813% 10/20/30 Ba3 1,379,874
Total Asset-Backed Securities (cost $11,519,950) 10,491,490
Shares Description (1) Value
X 5,748,254 WARRANTS - 1.1% (0.7% of Total Investments)
X 5,748,254
Energy Equipment & Services - 1.1% (0.7% of Total Investments)
35,665 Quarternorth Energy Holding Inc $ 4,933,646
50,519 Quarternorth Energy Holding Inc 353,633
26,231 Quarternorth Energy Holding Inc 236,079
Total Energy Equipment & Services 5,523,358
Entertainment - 0.0% (0.0% of Total Investments)
224,650 Cineworld Warrant –
Total Entertainment –
Marine Transportation - 0.0% (0.0% of Total Investments)
904 American Commercial Barge Line Holding Corp 25,312
2,558 American Commercial Barge Line Holding Corp 102,320
3,363 American Commercial Barge Line Holding Corp 73,986
36,993 American Commercial Barge Line LLC (7) 9,248
28,138 American Commercial Barge Line LLC (7) 9,849
Total Marine Transportation 220,715
Oil, Gas & Consumable Fuels - 0.0% (0.0% of Total Investments)
439 California Resources Corp 4,179
Total Oil, Gas & Consumable Fuels 4,179
Wireless Telecommunication Services - 0.0% (0.0% of Total Investments)
3 Intelsat SA/Luxembourg 2
Total Wireless Telecommunication Services 2
Total Warrants (cost $988,181) 5,748,254
Shares Description (1) Coupon Ratings (4) Value
216,295 CONVERTIBLE PREFERRED SECURITIES - 0.1% (0.0% of Total Investments)
X 216,295
Communications Equipment - 0.0% (0.0% of Total Investments)
21,483 Riverbed Technology Inc 0.000% N/R $ 215
Total Communications Equipment 215
Marine Transportation - 0.1% (0.0% of Total Investments)
3,200 American Commercial Barge Line Holding Corp 0.000% N/R 70,400
3,642 American Commercial Barge Line Holding Corp 0.000% N/R 145,680
Total Marine Transportation 216,080
Total Convertible Preferred Securities (cost $568,614) 216,295
Total Long-Term Investments (cost $915,353,507) 861,115,715
Borrowings - (45.0)% (11),(12) (233,300,000)
TFP Shares, Net - (19.2)%(13) (99,439,100)
Other Assets & Liabilities, Net -  (2.0)% (10,105,140)
Net Assets Applicable to Common Shares - 100% $ 518,271,475

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Variable Rate Senior Loan Interests $ – $ 702,825,403 $ – $ 702,825,403
Corporate Bonds – 115,767,757 3,180,000 118,947,757
Common Stocks 3,583,829 19,223,720 78,967 22,886,516
Asset-Backed Securities – 10,491,490 – 10,491,490
Warrants 4,179 5,724,978 19,097 5,748,254
Convertible Preferred Securities – 216,295 – 216,295
Total
$ 3,588,008 $ 854,249,643 $ 3,278,064 $ 861,115,715
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(7) For fair value measurement disclosure purposes, investment classified as Level 3.
(8) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(9) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1
2007 Pass-Through Trust. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6, 2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy
Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(10) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(11) Borrowings as a percentage of Total Investments is 27.1%.

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
April 30, 2023
(Unaudited)

JFR
(12) The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(13) TFP Shares, Net as a percentage of Total Investments is 11.5%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1 Portion of investment purchased on a delayed delivery basis.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
REIT Real Estate Investment Trust
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD Purchased on a when-issued or delayed delivery basis.